UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4098

Name of Registrant:	Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2005

Item 1:	Schedule of Investments

Vanguard PrimeCap Fund Schedule of Investments December 31, 2005
	Shares	Market Value ($000)

Common Stocks (96.5%)

Consumer Discretionary (10.7%)
* DIRECTV Group, Inc.	33,398,900	471,593
Sony Corp. ADR	8,900,000	363,120
TJX Cos., Inc.	12,394,800	287,931
Target Corp.	5,019,000	275,894
* eBay Inc.	6,025,000	260,581
^ Eastman Kodak Co.	9,000,000	210,600
News Corp., Class A	12,654,596	196,779
* Univision Communications Inc.	6,000,000	176,340
Time Warner, Inc.	9,516,100	165,961
The Walt Disney Co.	5,566,000	133,417
Lowe's Cos., Inc.	1,225,000	81,659
Carnival Corp.	1,480,000	79,136
Best Buy Co., Inc.	1,575,000	68,481
* Kohl's Corp.	1,400,000	68,040
* Comcast Corp. Class A	2,200,000	57,112
Mattel, Inc.	3,100,000	49,042
Abercrombie & Fitch Co.	500,000	32,590
Tiffany & Co.	742,000	28,411
ArvinMeritor, Inc.	1,620,600	23,320
Royal Caribbean Cruises, Ltd.	412,000	18,565
Yum! Brands, Inc.	204,000	9,564
* Weight Watchers International, Inc.	150,000	7,415
Brunswick Corp.	112,000	4,554

		3,070,105

Consumer Staples (1.5%)
Avon Products, Inc.	1,630,000	46,537
Costco Wholesale Corp.	7,500,000	371,025

		417,562

Energy (7.7%)
ConocoPhillips Co.	11,500,000	669,070
Schlumberger Ltd.	3,900,000	378,885
Amerada Hess Corp.	2,000,000	253,640
Noble Energy, Inc.	5,960,000	240,188
(1)Pogo Producing Co.	3,260,000	162,381
EnCana Corp.	3,250,200	146,779
* Transocean Inc.	1,400,000	97,566
EOG Resources, Inc.	1,200,000	88,044
GlobalSantaFe Corp.	1,676,600	80,728
Chevron Corp.	450,000	25,547
Noble Corp.	275,000	19,399
* Cooper Cameron Corp.	400,000	16,560
Murphy Oil Corp.	120,000	6,479

		2,185,266

Financials (5.8%)
The Chubb Corp.	3,445,100	336,414
The Bank of New York Co., Inc.	9,700,000	308,945
American International Group, Inc.	3,300,000	225,159
Marsh & McLennan Cos., Inc.	6,791,900	215,711
* Berkshire Hathaway Inc. Class B	65,600	192,569
Fannie Mae	1,775,000	86,638
Transatlantic Holdings, Inc.	1,054,687	70,875
AFLAC Inc.	1,115,000	51,758
JPMorgan Chase & Co.	1,080,000	42,865
Wells Fargo & Co.	575,000	36,127
Capital One Financial Corp.	415,000	35,856
State Street Corp.	400,000	22,176
Freddie Mac	295,000	19,278
Fifth Third Bancorp	450,000	16,974
Washington Mutual, Inc.	100,000	4,350

		1,665,695

Health Care (19.5%)
Novartis AG ADR	16,177,860	849,014
*(1)Biogen Idec Inc.	18,131,020	821,879
Eli Lilly & Co.	13,479,000	762,777
Pfizer Inc.	26,368,793	614,920
Guidant Corp.	7,567,475	489,994
Medtronic, Inc.	8,038,776	462,792
Roche Holdings AG	3,000,000	448,489
* Genzyme Corp.	4,650,000	329,127
Applera Corp.-Applied Biosystems Group	8,945,300	237,587
*(1)Millipore Corp.	2,820,000	186,233
* Sepracor Inc.	3,565,100	183,959
GlaxoSmithKline PLC ADR	2,700,000	136,296
* Amgen, Inc.	564,000	44,477
* Applera Corp.-Celera Genomics Group	1,073,600	11,767

		5,579,311

Industrials (14.3%)
FedEx Corp.	14,572,500	1,506,651
Union Pacific Corp.	6,606,500	531,889
Caterpillar, Inc.	7,040,000	406,701
Southwest Airlines Co.	23,659,737	388,730
(1)Robert Half International, Inc.	8,725,000	330,590
*^(1)AMR Corp.	9,300,000	206,739
Raytheon Co.	2,968,600	119,189
Fluor Corp.	1,500,000	115,890
(1)Granite Construction Co.	3,150,000	113,117
Deere & Co.	1,348,500	91,846
*(1)Alaska Air Group, Inc.	2,540,000	90,729
Pall Corp.	2,000,000	53,720
Donaldson Co., Inc.	1,600,000	50,880
United Parcel Service, Inc.	495,270	37,220
3M Co.	300,000	23,250

		4,067,141

Information Technology (28.1%)
(1)Adobe Systems, Inc.	34,146,000	1,262,036
Texas Instruments, Inc.	25,260,000	810,088
Microsoft Corp.	24,300,051	635,446
QUALCOMM Inc.	11,305,000	487,019
*(1)Micron Technology, Inc.	36,512,373	485,980
* Oracle Corp.	39,250,600	479,250
Intel Corp.	16,525,000	412,464
* Corning, Inc.	17,647,000	346,940
Hewlett-Packard Co.	11,880,000	340,124
* Intuit, Inc.	5,670,000	302,211
Motorola, Inc.	13,166,000	297,420
*(1)Citrix Systems, Inc.	9,750,000	280,605
* Google Inc.	668,500	277,334
* Nortel Networks Corp.	76,894,400	235,297
(1)Tektronix, Inc.	6,629,600	187,021
^ LM Ericsson Telephone Co. ADR Class B	4,582,857	157,650
(1)Plantronics, Inc.	4,701,500	133,052
Applied Materials, Inc.	7,330,000	131,500
* Symantec Corp.	7,150,000	125,125
Accenture Ltd.	4,136,200	119,412
*^ Agilent Technologies, Inc.	2,258,715	75,193
Paychex, Inc.	1,860,500	70,922
Symbol Technologies, Inc.	5,200,000	66,664
* Tellabs, Inc.	5,000,000	54,500
* Freescale Semiconductor, Inc. Class B	2,163,863	54,464
* Coherent, Inc.	1,420,000	42,146
*^ Rambus Inc.	2,500,000	40,475
*^ ASML Holding (New York)	1,601,000	32,148
* Entegris Inc.	2,583,472	24,336
First Data Corp.	387,537	16,668
* NVIDIA Corp.	340,000	12,430
KLA-Tencor Corp.	250,000	12,333
Sabre Holdings Corp.	356,300	8,590
* Dell Inc.	205,000	6,148

		8,022,991

Materials (8.2%)
(1)Potash Corp. of Saskatchewan, Inc.	6,851,400	549,619
Weyerhaeuser Co.	5,300,000	351,602
Dow Chemical Co.	7,850,000	343,987
Monsanto Co.	3,297,180	255,630
^ Inco Ltd.	4,953,500	215,824
Praxair, Inc.	3,850,100	203,901
Temple-Inland Inc.	3,340,000	149,799
Alcoa Inc.	4,854,000	143,533
(1)MacDermid, Inc.	1,701,000	47,458
Engelhard Corp.	1,500,000	45,225
Phelps Dodge Corp.	140,000	20,142

		2,326,720

Telecommunication Services (0.8%)
Sprint Nextel Corp.	9,640,800	225,209

Total Common Stocks
(Cost $17,809,338)		27,560,000

Temporary Cash Investment (4.0%)

Money Market Fund (4.0%)
** Vanguard Market Liquidity Fund, 4.274%	1,134,056,954	1,134,057

Total Temporary Cash Investment
(Cost $1,134,057)		1,134,057

Total Investments (100.5%)
(Cost $18,943,395)		28,694,057

Other Assets and Liabilities—Net (-0.5%)		(151,094)

Net Assets (100%)		28,542,963

*Non-income-producing security.
     ^Part of security position is on loan to broker/dealers.
     **Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2005, the cost of investment securities for tax purposes was $18,943,395,000. Net unrealized appreciation of investment securities for tax purposes was $9,750,662,000, consisting of unrealized gains of $10,677,915,000 on securities that had risen in value since their purchase and $927,253,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affiliated Companies: Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

	Current Period Transactions

SECURITY NAME	9/30/2005 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	12/31/2005 Market Value ($000)

Adobe Systems, Inc.	1,019,557		369	—	1,262,036
Alaska Air Group, Inc.	73,812			—	90,729
AMR Corp.	103,974			—	206,739
Biogen Idec, Inc.	715,813			—	821,879
Citrix Systems, Inc.	245,115			—	280,605
Granite Construction Co.	120,456			315	113,117
MacDermid, Inc.	44,668			102	47,458
Micron Technology, Inc.	485,615			—	485,980
Millipore Corp.	177,350			—	186,233
The Neiman Marcus Group, Inc. Class A	179,910		180,000	—	—
The Neiman Marcus Group, Inc. Class B	102,706		102,881	—	—
Plantronics, Inc.	144,853			235	133,052
Pogo Producing Co.	192,144			204	162,381
Potash Corp. of Saskatchewan, Inc.	630,041	7,792		861	549,619
Robert Half International, Inc.	310,523			611	330,590
Tektronix, Inc.	167,265			398	187,021

	4,713,802			2,726	4,857,439

Vanguard Target Retirement Income Fund Schedule of Investments December 31, 2005
	Shares	Market Value ($000)

INVESTMENT COMPANIES (100.1%)

U.S. Stock Funds (19.9%)
Vanguard Total Stock Market Index Fund Investor Shares	4,725,666	$141,770
Vanguard Total Stock Market Index Fund VIPER Shares	35,079	4,318
Bond Funds (75.2%)
Vanguard Total Bond Market Index Fund Investor Shares	36,609,270	368,289
Vanguard Inflation-Protected Securities Fund Investor Shares	15,086,046	183,447
Money Market Fund (5.0%)
Vanguard Prime Money Market Fund Investor Shares	36,809,101	36,809

TOTAL INVESTMENT COMPANIES
(Cost $731,946)		734,633

OTHER ASSETS AND LIABILITIES-NET (-0.1%)		(936)

NET ASSETS (100%)		$733,697

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of VIPER shares) are valued at that fund’s net asset value. VIPER shares (and other exchange-traded funds, if applicable) are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2005, the cost of investment securities for tax purposes was $731,946,000. Net unrealized appreciation of investment securities for tax purposes was $2,687,000, consisting of unrealized gains of $13,600,000 on securities that has risen in value since their purchase and $10,913,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2005 Fund Schedule of Investments December 31, 2005
	Shares	Market Value ($000)

INVESTMENT COMPANIES (99.9%)

U.S. Stock Funds (30.5%)
Vanguard Total Stock Market Index Fund Investor Shares	7,416,423	$222,493
Vanguard Total Stock Market Index Fund VIPER Shares	77,656	9,559
Bond Funds (68.0%)
Vanguard Total Bond Market Index Fund Investor Shares	37,869,770	380,970
Vanguard Inflation-Protected Securities Fund Investor Shares	11,149,096	135,573
Money Market Fund (1.4%)
Vanguard Prime Money Market Fund Investor Shares	10,889,940	10,890

TOTAL INVESTMENT COMPANIES
(Cost $750,094)		759,485

OTHER ASSETS AND LIABILITIES-NET (0.1%)		414

NET ASSETS (100%)		$759,899

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of VIPER shares) are valued at that fund’s net asset value. VIPER shares (and other exchange-traded funds, if applicable) are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2005, the cost of investment securities for tax purposes was $750,094,000. Net unrealized appreciation of investment securities for tax purposes was $9,391,000, consisting of unrealized gains of $18,117,000 on securities that has risen in value since their purchase and $8,726,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2015 Fund Schedule of Investments December 31, 2005
	Shares	Market Value ($000)

INVESTMENT COMPANIES (100.0%)

U.S. Stock Funds (37.4%)
Vanguard Total Stock Market Index Fund Investor Shares	27,412,924	$822,388
Vanguard Total Stock Market Index Fund VIPER Shares	291,241	35,852
International Stock Funds (9.3%)
Vanguard European Stock Index Fund Investor Shares	5,123,706	141,927
Vanguard Pacific Stock Index Fund Investor Shares	6,351,410	72,025
Bond Funds (53.2%)
Vanguard Total Bond Market Index Fund Investor Shares	114,360,596	1,150,468
Vanguard Inflation-Protected Securities Fund Investor Shares	5,656,062	68,778
Money Market Fund (0.1%)
Vanguard Market Liquidity Fund, 4.274%*	2,475,807	2,476

TOTAL INVESTMENT COMPANIES
(Cost $2,228,936)		2,293,914

OTHER ASSETS AND LIABILITIES-NET (0.0%)		(600)

NET ASSETS (100%)		$2,293,314

*Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of VIPER shares) are valued at that fund’s net asset value. VIPER shares (and other exchange-traded funds, if applicable) are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2005, the cost of investment securities for tax purposes was $2,228,936,000. Net unrealized appreciation of investment securities for tax purposes was $64,978,000, consisting of unrealized gains of $81,118,000 on securities that has risen in value since their purchase and $16,140,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2025 Fund Schedule of Investments December 31, 2005
	Shares	Market Value ($000)

INVESTMENT COMPANIES (99.8%)

U.S. Stock Funds (46.1%)
Vanguard Total Stock Market Index Fund Investor Shares	37,147,721	$1,114,432
Vanguard Total Stock Market Index Fund VIPER Shares	428,292	52,723
International Stock Funds (11.5%)
Vanguard European Stock Index Fund Investor Shares	6,968,062	193,015
Vanguard Pacific Stock Index Fund Investor Shares	8,638,926	97,965
Bond Fund (42.1%)
Vanguard Total Bond Market Index Fund Investor Shares	105,839,671	1,064,747
Money Market Fund (0.1%)
Vanguard Market Liquidity Fund, 4.274%*	1,392,138	1,392

TOTAL INVESTMENT COMPANIES
(Cost $2,436,080)		2,524,274

OTHER ASSETS AND LIABILITIES-NET (0.2%)		4,320

NET ASSETS (100%)		$2,528,594

*Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of VIPER shares) are valued at that fund’s net asset value. VIPER shares (and other exchange-traded funds, if applicable) are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2005, the cost of investment securities for tax purposes was $2,436,080,000. Net unrealized appreciation of investment securities for tax purposes was $88,194,000, consisting of unrealized gains of $101,498,000 on securities that has risen in value since their purchase and $13,304,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2035 Fund Schedule of Investments December 31, 2005
	Shares	Market Value ($000)

INVESTMENT COMPANIES (99.9%)

U.S. Stock Funds (60.6%)
Vanguard Total Stock Market Index Fund Investor Shares	26,880,809	$806,424
Vanguard Total Stock Market Index Fund VIPER Shares	343,619	42,300
International Stock Funds (15.1%)
Vanguard European Stock Index Fund Investor Shares	5,066,732	140,349
Vanguard Pacific Stock Index Fund Investor Shares	6,280,995	71,226
Bond Fund (24.1%)
Vanguard Total Bond Market Index Fund Investor Shares	33,571,862	337,733
Money Market Fund (0.1%)
Vanguard Market Liquidity Fund, 4.274%*	1,461,813	1,462

TOTAL INVESTMENT COMPANIES
(Cost $1,330,157)		1,399,494

OTHER ASSETS AND LIABILITIES-NET (0.1%)		2,086

NET ASSETS (100%)		$1,401,580

*Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of VIPER shares) are valued at that fund’s net asset value. VIPER shares (and other exchange-traded funds, if applicable) are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2005, the cost of investment securities for tax purposes was $1,330,157,000. Net unrealized appreciation of investment securities for tax purposes was $69,337,000, consisting of unrealized gains of $73,237,000 on securities that has risen in value since their purchase and $3,900,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2045 Fund Schedule of Investments December 31, 2005
	Shares	Market Value ($000)

INVESTMENT COMPANIES (99.8%)

U.S. Stock Funds (70.1%)
Vanguard Total Stock Market Index Fund Investor Shares	13,983,680	$419,510
Vanguard Total Stock Market Index Fund VIPER Shares	156,363	19,248
International Stock Funds (17.5%)
Vanguard European Stock Index Fund Investor Shares	2,628,414	72,807
Vanguard Pacific Stock Index Fund Investor Shares	3,249,722	36,852
Bond Fund (12.0%)
Vanguard Total Bond Market Index Fund Investor Shares	7,500,208	75,453
Money Market Fund (0.2%)
Vanguard Market Liquidity Fund, 4.274%*	1,312,472	1,312

TOTAL INVESTMENT COMPANIES
(Cost $592,331)		625,182

OTHER ASSETS AND LIABILITIES-NET (0.2%)		1,185

NET ASSETS (100%)		$626,367

*Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of VIPER shares) are valued at that fund’s net asset value. VIPER shares (and other exchange-traded funds, if applicable) are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2005, the cost of investment securities for tax purposes was $592,331,000. Net unrealized appreciation of investment securities for tax purposes was $32,851,000, consisting of unrealized gains of $33,722,000 on securities that has risen in value since their purchase and $871,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.